Employee Benefits - Stock Options (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 EUR (€) € / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 EUR (€) € / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | € / shares		€ 21.69		€ 13.94		€ 14.22
Weighted average share price at the exercise date of stock options | € / shares		€ 91.30		€ 71.69		€ 59.53
Aggregate intrinsic value of stock options exercised (in thousands) | €		€ 12,880		€ 12,098		€ 15,924
Weighted average remaining contractual term of currently exercisable options	3 years 2 months 28 days	3 years 2 months 28 days	2 years 11 months 9 days	2 years 11 months 9 days	3 years 1 month 2 days	3 years 1 month 2 days
Aggregate intrinsic value of exercisable stock options (in thousands) | €							€ 24,336	€ 39,020	€ 37,441
Aggregate intrinsic value of outstanding stock options (in thousands) | €							€ 24,611	€ 40,428	€ 38,718
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares	$ 23.56		$ 18.57		$ 21.74
Weighted average share price at the exercise date of stock options | $ / shares	$ 103.88		$ 93.19		$ 77.25
Aggregate intrinsic value of stock options exercised (in thousands) | $	$ 6,202		$ 9,497		$ 11,086
Weighted average remaining contractual term of currently exercisable options	4 years 8 months 28 days	4 years 8 months 28 days	3 years 9 months 15 days	3 years 9 months 15 days	3 years 1 month 14 days	3 years 1 month 14 days
Aggregate intrinsic value of exercisable stock options (in thousands) | $	$ 8,518		$ 17,942		$ 22,781
Aggregate intrinsic value of outstanding stock options (in thousands) | $	$ 8,709		$ 19,171		$ 25,369